Accounts Receivable - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Freight and time charter receivables	$ 2,399	$ 0
Insurance receivables	870	1,362
Other receivables	2,684	287
Accounts receivable	65,458	42,329
Navig8 Group Pools [Member]
Disclosure of transactions between related parties [line items]
Freight and time charter receivables	14,625	0
Other related parties [member] | Scorpio Group Pools [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	44,880	40,680
Working capital contributions, related parties	25,700	24,100
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	27,720	28,611
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	7,026	7,552
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	6,037	3,125
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	3,002	0
Other related parties [member] | Scorpio Aframax Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	1,095	0
Other related parties [member] | Scorpio Panamax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	$ 0	$ 1,392